Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 32,650	$ 28,932	$ 27,427
Cost of revenues	25,907	22,587	22,112
Gross profit	6,743	6,345	5,315
Operating costs and expenses:
Sales and marketing	3,705	3,389	3,111
General and administrative	1,834	1,870	1,498
Total operating costs and expenses	5,539	5,259	4,609
Operating income	1,204	1,086	706
Financial expenses, net	(255)	(297)	(339)
Income before taxes on income	949	789	367
Taxes on income (tax benefit)	(41)	16	7
Net income	$ 990	$ 773	$ 360
Basic and diluted net Income per share	$ 0.28	$ 0.24	$ 0.14
Shares (in thousands) used in calculation of earnings per share:
Basic	3,500	3,171	2,587
Diluted	3,500	3,171	2,593